Schedule of defined benefit obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Total obligations	R$ 607,368	R$ 587,949
Fair value of plan assets	(119,671)	(115,875)
Consolidated net balance (non-current liabilities)	487,697	472,074
Novamont braskem america member
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(117,509)	(113,662)
Braskem alemanha member
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(2,162)	(2,213)
Defined benefit member
Disclosure of defined benefit plans [line items]
Total obligations	363,662	370,860
Defined benefit member | Novamont braskem america member
Disclosure of defined benefit plans [line items]
Total obligations	117,509	113,662
Defined benefit member | Braskem idesa member
Disclosure of defined benefit plans [line items]
Total obligations	22,960	17,243
Defined benefit member | Braskem alemanha and braskem holanda member
Disclosure of defined benefit plans [line items]
Total obligations	223,193	239,955
Health care plan member | Bradesco saude member
Disclosure of defined benefit plans [line items]
Total obligations	R$ 243,706	R$ 217,089